Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income taxes [Abstract]
Schedule of Components of Income Taxes
	For the Year Ended December 31,
	2021	2020	2019
	$ Thousands
Current taxes on income
In respect of current year	28,009	734	2,569
In respect of prior years	-	1	(18)
Deferred tax (income)/expense
Creation and reversal of temporary differences	(23,684)	3,963	14,124
Total tax expense on income	4,325	4,698	16,675

Schedule of Reconciliation between Theoretical Tax Expense (Benefit) on Pre-tax Income (Loss) and Actual Income Tax Expenses
	For the Year Ended December 31,
	2021	2020	2019
	$ Thousands
Profit/(loss) from continuing operations before income taxes	879,642	500,447	(5,536)
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	149,539	85,076	(941)

Increase (decrease) in tax in respect of:
Elimination of tax calculated in respect of the Group’s share in losses of associated companies	(190,539)	(27,353)	7,043
Different tax rate applicable to subsidiaries operating overseas	(9,297)
Income subject to tax at a different tax rate	-	441	5,960
Non-deductible expenses	44,851	1,028	5,408
Exempt income	(23,937)	(61,415)	(4,714)
Taxes in respect of prior years	(361)	1	(18)
Tax in respect of foreign dividend	28,172	-	-
Share of non-controlling interests in entities transparent for tax purposes	5,528	-	-
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	95	7,647	3,946
Other differences	274	(727)	(9)
Tax expense on income included in the statement of profit and loss	4,325	4,698	16,675

Schedule of Deferred Tax Assets and Liabilities Recognized
	Property plant and equipment	Carryforward of losses and deductions for tax purposes	Financial instruments	Other*	Total
	$ thousands
Balance of deferred tax asset (liability) as at January 1, 2020	(82,805)	2,518	141	2,099	(78,047)
Changes recorded on the statement of profit and loss	(6,230)	(951)	212	3,006	(3,963)
Changes recorded in other comprehensive income	-	-	1,346	-	1,346
Translation differences	(6,639)	124	117	100	(6,298)
Balance of deferred tax asset (liability) as at December 31, 2020	(95,674)	1,691	1,816	5,205	(86,962)
Changes recorded on the statement of profit and loss	(23,591)	106,643	49	(80,662)	2,439
Changes recorded in other comprehensive income	-	-	(423)	(2,847)	(3,270)
Change as a result of business combinations	(4,050)	2,882	(232)	(5,350)	(6,750)
Translation differences	(3,915)	1,126	50	101	(2,638)
Balance of deferred tax asset (liability) as at December 31, 2021	(127,230)	112,342	1,260	(83,553)	(97,181)

*	This amount includes deferred tax arising from intangibles, undistributed profits, non-monetary items, associated companies and trade receivables distribution.

Schedule of Deferred Taxes Presented in Statements of Financial Position
	As at December 31,
	2021	2020
	$ Thousands
As part of non-current assets	49,275	7,374
As part of current liabilities	(21,117)	-
As part of non-current liabilities	(125,339)	(94,336)
	(97,181)	(86,962)

Schedule of Tax and Deferred Tax Liabilities
	As at December 31,
	2021	2020
	$ Thousands
Losses for tax purposes	167,758	54,985
Deductible temporary differences	-	1,971
	167,758	56,956